RESEARCH AND DEVELOPMENT EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RESEARCH AND DEVELOPMENT EXPENSES
Personnel expenses	€ (2,261)	€ (1,888)	€ (1,319)
Depreciation/amortization	(877)	(910)	(627)
Legal and consulting fees	(587)	(614)	(422)
R&D related external administration	(906)	(856)	(282)
Other research and development expenses	(517)	(549)	(83)
Total research and development expenses	€ (5,148)	€ (4,818)	€ (2,733)